Debt - Borrowing Capacity of Committed Debt Facilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Oct. 31, 2024	May 01, 2024	Feb. 01, 2024	Jan. 31, 2024	Sep. 30, 2023	May 30, 2023	Apr. 30, 2023
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 1,855,300	$ 1,736,850
Carrying Value	450,628	474,855
Available Financing	1,404,672	1,283,692
Funding Debt
Debt Instrument [Line Items]
Carrying Value	211,499	305,850
Warehouse Facility 1
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity								$ 250,000	$ 200,000
Warehouse Facility 1 | Funding Debt
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	0	250,000
Carrying Value	0	28,286
Available Financing	0	221,714
Warehouse Facility 2
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		350,000					$ 400,000
Warehouse Facility 2 | Funding Debt
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	150,000	350,000
Carrying Value	21,270	61,007
Available Financing	128,730	288,993
Warehouse Facility 3
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 100,000	$ 200,000	$ 100,000
Warehouse Facility 3 | Funding Debt
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	100,000	100,000
Carrying Value	0	26,227
Available Financing	100,000	73,773
Warehouse Facility 4 | Funding Debt
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	335,300	335,300
Carrying Value	59,647	68,568
Available Financing	275,653	266,732
REIT Warehouse | Funding Debt
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	200,000	150,000	$ 150,000
Carrying Value	42,106	99,204
Available Financing	157,894	50,796
Warehouse Facility 6 | Funding Debt
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	250,000	250,000
Carrying Value	0	0
Available Financing	250,000	250,000
Warehouse Facility 7 | Funding Debt
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	0	1,000
Carrying Value	0	0
Available Financing	0	1,000
Warehouse Facility 8 | Funding Debt
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	0
Carrying Value	0	0
Available Financing	0
Warehouse Facility 9 | Funding Debt
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	0	10,550
Carrying Value	0	861
Available Financing	0	9,689
Warehouse Facility 10 | Funding Debt
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	300,000
Carrying Value	17,637	0
Available Financing	282,363
Warehouse Facility 11 | Funding Debt
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	200,000
Carrying Value	60,946	0
Available Financing	139,054
Digital Asset Loan Facility | Funding Debt
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	30,000
Carrying Value	9,893	0
Available Financing	20,107
Lender 1 | Funding Debt
Debt Instrument [Line Items]
Available Financing	0
Lender 1 | MSR Financing
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	40,000	40,000
Carrying Value	40,000	40,000
Available Financing		0
Retained Interest Facility | Financed Retained Interests
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	250,000	250,000
Carrying Value	199,129	129,005
Available Financing	$ 50,871	$ 120,995